Exhibit 99.1 Schedule 4

Loan Level Exception - Final Grades

																					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	24-RPL3000001	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000040	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000068	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
														[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000058	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	24-RPL3000066	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000021	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000011	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
														[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000050	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

																	State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000067	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
														[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000031	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000056	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000048	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
														[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Federal Compliance - ARM Disclosure Status: ARM disclosure is not dated.		Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000054	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000041	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
														[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000028	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000019	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Client approved use of alternative application document for initial application date.					-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000030	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
														[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000037	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000069	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: Prepayment charge not allowed per state (NC) - No prepayment fees are allowed if the principal amount is less than or equal to $XXX. Note states 5%, 3%, 1%. Lender is Approved Federal Savings Bank.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000004	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): PPP Expired. North Carolina prohibits prepayment penalties on loan amounts less than $XXX, the note reflects 6 months interest for 5 year period.
State Compliance - North Carolina First Lien Late Charge Percent Testing: 10% late charge exceeds 4% maximum per state (NC)
State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements: PPP Expired. Prepayment charge not allowed per state (NC) - principal amount is less than $XXX no prepayment is allowed in the state of NC  - note states 6 months interest. Lender is Beneficial Mortgage Co. Of North Carolina.
State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 10%	State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): Assignee liability is unclear. A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000051	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000027	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
														[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization in file did not disclose a Processing Fee of $545.00.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000053	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
														[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000039	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
														[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000072	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000007	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
														[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure appears to be payment stream related. The approval reflected an index of XX% and the look back lowest available index is XX%.		Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000055	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.24400% is underdisclosed from calculated APR of 6.46502% outside of 0.125% tolerance.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
														[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Unable to determine under disclosure due to missing itemization of amount financed. Under-disclosure appears to be fee related. Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under-disclosure appears to be fee related.		Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000049	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000008	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000036	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000071	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000009	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: 10 day grace period less than 15 day minimum per state (PA)	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000052	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
														[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000018	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000013	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Miscellaneous Compliance - Alternate source used for application date: Lender application date taken from internal LOS screen print. Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender application date taken from internal LOS screenprint		Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000010	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	State Compliance - Maryland Late Charge Grace Period Testing: Grace period not allowed per state (MD) – min grace period for MD is 15 days - note states 10 days. Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender application date taken from internal LOS screenprint		Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000016	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
														[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000024	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): This is a Secondary Market requirement by the GSEs and some investors.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000065	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
														[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Miscellaneous Compliance - Alternate source used for application date: Lender application date taken from internal LOS screen print. Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender application date taken from internal LOS screenprint.		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000045	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000043	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000017	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000033	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
														[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000032	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000070	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000059	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - New Jersey Home Loan (Late Charge): Grace period not permissible - late charge grace period is 15 days state for state NJ. Note states 10 days.	State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable (UAL State)						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000044	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000026	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000025	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
														[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000015	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
														[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000034	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000047	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable (UAL State)						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000029	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000003	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000020	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

																	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000046	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - Federal FACTA Disclosure: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000006	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	24-RPL3000064	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	State Compliance - Note Error: Note late charge percentage exceeds maximum per state: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000062	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.			Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	24-RPL3000002	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
														[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	24-RPL3000038	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	24-RPL3000063	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1	1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	24-RPL3000012	XXXX	359425rlc	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date ofXX/XX/XXXX which is 30 days prior to the note date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] State Compliance - Virginia Mortgage Lender and Broker Act (No Tangible Net Benefit): Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Closing / Title - Missing Final HUD-1: Missing Final HUD-1
Federal Compliance - (Missing Data) Application Date: Missing Initial/Final 1003's
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Missing   Right to Cancel
Federal Compliance - Notice of Right to Cancel Missing: Missing   Right to Cancel
Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
State Compliance - Virginia Mortgage Lender and Broker Act (No Tangible Net Benefit): Missing evidence of the required disclosures	Closing / Title - Missing Final HUD-1: A violation of RESPA does not impair the validity of a loan or expose a true secondary market purchaser of a loan to assignee liability or rescission of the loan. While there are no express private rights of action under either Section 4 or 5 of RESPA, originators who violate these provisions are subject to enforcement action by a host of federal and state governmental authorities, and face the possible imposition of civil money penalties. Further, originators who violate Sections 4 and 5 of RESPA could be subject to claims arising under state law, such as state deceptive acts and practices statutes.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																	State Compliance - Virginia Mortgage Lender and Broker Act (No Tangible Net Benefit): The secondary market purchase of a loan does not trigger coverage of the statute.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D